Contingent Liabilities - Summary of Contingent Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2023	Jun. 30, 2022
Disclosure of contingent liabilities [line items]
Contingent liabilities	$ 2,278	$ 2,466
Associates and joint ventures [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	1,094	1,541
Subsidiaries and joint operations [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	$ 1,184	$ 925